Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	69 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Adasina Social Justice All Cap Global ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.06%	6.30%	8.77%
Adasina Social Justice Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%	7.70%	10.19%
Dow Jones Global Index Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	22.28%	10.73%	12.59%